EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Postretirement Medicare Plan [Member]
Net periodic benefit cost
Service cost	$ 4	$ 5	$ 6
Interest cost	57	52	57
Amortization of prior service costs	0	0	0
Amortization of net loss (gain)	(157)	(179)	(241)
Total net periodic benefit cost	(96)	(122)	(178)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net loss (gain) for the period	(515)	(23)	146
Other Comprehensive Income Defined Benefit Plan Amortization Of Prior Service Cost	0	0	0
Amortization of net gain (loss)	(157)	(179)	(241)
Total recognized loss (gain) in other comprehensive income (loss)	(358)	156	387
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ (454)	$ 34	$ 209
Weighted average assumptions used:
Discount rate	3.00%	2.80%	3.40%
Expected return on plan assets
Rate of comprehension increases
Assumed health care cost trend rates:
Defined Benefit Plan Assumed Health Care Cost Trend Rate Measurement Date	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Postretirement Medicare Plan [Member] | Pre-65 [Member]
Assumed health care cost trend rates:
Defined Benefit Plan Assumed Health Care Cost Trend Rate Assumed For Current Year Statement Of Other Comprehensive Income	6.00%	6.00%	6.20%
Defined Benefit Plan Assumed Health Care Cost Trend Rate Assumed For Current Year Statement Of Other Comprehensive Income Non Medicare Advantage	6.00%	6.00%	6.20%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate Statement Of Other Comprehensive Income	4.50%	4.50%	4.50%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate Statement Of Other Comprehensive Income	2031	2029	2029
Postretirement Medicare Plan [Member] | Post-65 [Member]
Assumed health care cost trend rates:
Defined Benefit Plan Assumed Health Care Cost Trend Rate Assumed For Current Year Statement Of Other Comprehensive Income	8.50%	(6.50%)	(5.00%)
Defined Benefit Plan Assumed Health Care Cost Trend Rate Assumed For Current Year Statement Of Other Comprehensive Income Non Medicare Advantage	6.40%	6.50%	6.10%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate Statement Of Other Comprehensive Income	4.50%	4.50%	4.50%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate Statement Of Other Comprehensive Income	2031	2029	2029
Pension Plan [Member]
Net periodic benefit cost
Interest cost	$ 627	$ 575	$ 687
Expected return on the plan's assets	(778)	(788)	(909)
Expected Administrative Expenses	200	100	100
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)		27	27
Total net periodic benefit cost	52	(83)	(92)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net loss (gain) for the period	1,545	(1,038)	149
Other Comprehensive Income Defined Benefit Plan Amortization Of Prior Service Cost	(3)	(3)	(3)
Amortization of net gain (loss)	0	27	27
Total recognized loss (gain) in other comprehensive income (loss)	1,542	(1,068)	119
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 1,594	$ (1,151)	$ 27
Weighted average assumptions used:
Discount rate	2.90%	2.50%	3.20%
Expected return on plan assets	3.10%	3.10%	3.80%
Rate of comprehension increases